Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2011
Earnings Per Share [Abstract]
Earnings per share attributable to parent

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2011	2010	2011	2010

Basic earnings per share:
Net income attributable to Oil States International, Inc.	$74,243	$37,477	$136,320	$77,720
Weighted average number of shares outstanding	51,231	50,146	51,083	50,021
Basic earnings per share	$1.45	$0.75	$2.67	$1.55
Diluted earnings per share:
Net income attributable to Oil States International, Inc.	$74,243	$37,477	$136,320	$77,720
Weighted average number of shares outstanding	51,231	50,146	51,083	50,021
Effect of dilutive securities:
Options on common stock	679	631	703	615
2 3/8% Convertible Senior Subordinated Notes	3,200	1,507	3,094	1,364
Restricted stock awards and other	160	171	181	188

Total shares and dilutive securities	55,270	52,455	55,061	52,188
Diluted earnings per share	$1.34	$0.71	$2.48	$1.49